Financial Instruments - Schedule of the Table Details the Movement in the Refundable Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of the Table Details the Movement in the Refundable Deposits [Line Items]
Balance as of January 1,	$ 277
Additions	24,634
Initial loss on recognition	(2,504)
Fair value at initial recognition	22,407
Interest income	364
ECLs	(815)
Balance as of period end	21,956	277
Panther Creek [Member]
Schedule of the Table Details the Movement in the Refundable Deposits [Line Items]
Balance as of January 1,
Additions	7,800
Initial loss on recognition	(675)
Fair value at initial recognition	7,125
Interest income	261
ECLs	(409)
Balance as of period end	6,977
Scrubgrass [Member]
Schedule of the Table Details the Movement in the Refundable Deposits [Line Items]
Balance as of January 1,
Additions	7,800
Initial loss on recognition	(258)
Fair value at initial recognition	7,542
Interest income	103
ECLs	(406)
Balance as of period end	7,239
Total Refundable Hosting Deposits [Member]
Schedule of the Table Details the Movement in the Refundable Deposits [Line Items]
Balance as of January 1,
Additions	15,600
Initial loss on recognition	(933)
Fair value at initial recognition	14,667
Interest income	364
ECLs	(815)
Balance as of period end	14,216
Security deposits for energy [Member]
Schedule of the Table Details the Movement in the Refundable Deposits [Line Items]
Balance as of January 1,	277
Additions	9,034
Initial loss on recognition	(1,571)
Fair value at initial recognition	7,740
Interest income
ECLs
Balance as of period end	$ 7,740	$ 277